Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Lease Payments [Table Text Block]
Future minimum lease payments under noncancellable operating leases (with initial or remaining lease terms in excess of one year) and future minimum capital lease payments as of December 31, 2013 are as follows:

	Capital leases	Operating leases
2014	$1,628	$19,103
2015	1,371	10,978
2016	1,019	10,135
2017	926	5,946
2018	856	3,147
Thereafter	3,340	15,120
	9,140	$64,429	(a)
Less: Amounts representing interest	(1,889)
Total obligation under capital leases	7,251
Less: Current portion of capital lease obligation	(1,240)
Long term capital lease obligation	$6,011

(a) Minimum operating lease payments have not been reduced by minimum sublease rentals of $1,431 due in the future under noncancelable subleases.